Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
Components of the income tax expense during the years ended December 31, 2021, 2020 and 2019 were as follows (in thousands):

	2021	2020	2019
Current expense (benefit):
Foreign	$133	$—	$436
Federal	—	—	(35)
State	42	47	102

	175	47	503
Deferred expense (benefit):
Foreign	(84)	154	(427)
Federal	(1,469)	(1,404)	114
State	(643)	(354)	23

	(2,196)	(1,604)	(290)

Total income tax expense (benefit)	$(2,021)	$(1,557)	$213

Schedule of reconciliation of the U.S. federal statutory income tax rate to effective income tax rate	A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	2021	2020	2019
Income tax benefit at the federal statutory rate	21.00%	21.00%	21.00%
Change in valuation allowance	(22.43)%	(23.36)%	(27.11)%
State income tax	10.43%	5.60%	6.04%
Permanent: fair market value adjustments	6.29%	(3.05)%	(0.30)%
Deferred: stock compensation	(12.65)%	—%	—%
Transaction costs	1.80%	—%	—%
Research and development credits	1.20%	—%	—%
Legal settlement	(1.20)%	—%	—%
Other	(2.12)%	2.49%	—%

Effective income tax rate	2.32%	2.68%	(0.37)%

Schedule of components of deferred tax assets and liabilities
The components of the deferred tax assets and liabilities recognized in the Company’s Consolidated Balance Sheets as of December 31, 2021 and 2020 were as follows (in thousands):

	2021	2020
Deferred tax assets:
Net operating losses	$82,115	$58,376
Share-based compensation expense	10,798	13,119
Accrued expenses	2,787	2,264
Property and equipment and internal use software	515	461
Contract liabilities	1,705	2,852
Interest expense	14,999	12,220
Tax credits	4,518	488
Deferred revenue	814	989
Intangible assets	12,961	10,754
Intangible assets (indefinite life)	816	963
Other	3,522	4,185
Valuation allowance	(112,146)	(90,010)

Total deferred tax assets	23,404	16,661
Deferred tax liabilities:
Intangible assets	(19,762)	(11,243)
Intangible assets (indefinite life)	(1,953)	(1,955)
Beneficial conversion feature	—	(2,945)
Other	(1,929)	(1,007)

Total deferred tax liabilities	(23,644)	(17,150)

Net deferred tax liability	$(240)	$(489)

Schedule of components of loss from operations before income taxes
The components of loss from operations, before income taxes, are as follows (in thousands):

	2021	2020	2019
Domestic	$(91,261)	$(55,889)	$(40,106)
Foreign	4,111	(2,227)	882

Total loss before income tax expense	$(87,150)	$(58,116)	$(39,224)

Summary of net operating loss carryforwards
As of December 31, 2021 and 2020, net operating loss carryforwards are as follows (in thousands):

	2021	2020
Net Operating Losses – Federal	$310,429	$226,749
Net Operating Losses – State	269,521	165,719
Net Operating Losses – International	3,530	4,948

Total net operating losses	$583,480	$397,416

Schedule of changes in valuation allowance for deferred tax assets
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020 are as follows (in thousands):

	2021	2020
Valuation allowance as of beginning of the year	$90,010	$83,218
Increases to valuation allowance during the year	22,136	6,792

Valuation allowance as of end of year	$112,146	$90,010